CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Preferred Stock - Series A [Member]	Preferred Stock - Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interests [Member]
Balance at Mar. 31, 2015	$ (990,184)	$ 0	$ 0	$ 4,863	$ 16,517,985	$ (19,340,521)	$ 1,827,489
Balance (in shares) at Mar. 31, 2015		0	0	4,863,389
Net income (loss)	(8,173,389)	$ 0	$ 0	$ 0	0	(9,344,044)	1,170,655
Stock-based compensation expense	1,103,976	$ 0	$ 0	$ 0	1,103,976	0	0
Stock-based compensation expense (in shares)		0	0	0
Issuance of common stock in acquisition	1,512,500	$ 0	$ 0	$ 275	1,512,225	0	0
Issuance of common stock in acquisition (in shares)		0	0	275,000
Distributions to noncontrolling interest	(702,642)	$ 0	$ 0	$ 0	0	0	(702,642)
Reclassification of noncontrolling interest to notes receivable	414,716	0	0	0	0	0	414,716
Net adjustment from change in APS ownership interest	(305,315)	0	0	0	(338,032)	0	32,717
Conversion of 9% notes to common stock	553,851	$ 0	$ 0	$ 138	553,713	0	0
Conversion of 9% notes to common stock (in shares)		0	0	138,463
Conversion of 8% notes and warrants to common stock	3,060,000	$ 0	$ 0	$ 600	3,059,400	0	0
Conversion of 8% notes and warrants to common stock (in shares)		0	0	600,000
Issuance of preferred stock and equity warrant	4,999,995	$ 0	$ 3,884,745	$ 0	1,115,250	0	0
Issuance of preferred stock and equity warrant (in shares)		0	555,555	0
Balance at Mar. 31, 2016	1,473,508	$ 0	$ 3,884,745	$ 5,876	23,524,517	(28,684,565)	2,742,935
Balance (in shares) at Mar. 31, 2016		0	555,555	5,876,852
Net income (loss)	(8,681,915)		$ 0	$ 0	0	(8,969,816)	287,901
Stock-based compensation expense	1,106,454	$ 0	$ 0	$ 0	1,106,454	0	0
Stock-based compensation expense (in shares)		0	0	0
Issuance of common stock for exercise of warrants	$ 172,000	$ 0	$ 0	$ 150	171,850	0	0
Issuance of common stock for exercise of warrants (in shares)	150,000	0	0	150,000
Issuance of common stock for vested restricted stock	$ 68	$ 0	$ 0	$ 7	61	0	0
Issuance of common stock for vested restricted stock (in shares)		0	0	6,666
Relative fair value of warrants issued with debt	6,880	$ 0	$ 0	$ 0	6,880	0	0
Reclassification of Noncontrolling interest due to acquisition of VIE	0	0	0	0	183,408	0	(183,408)
Distributions to noncontrolling interest	(1,200,000)	0	0	0	0	0	(1,200,000)
Conversion of 9% notes to common stock	0
Deconsolidation of VIEs	(1,023,183)	0	0	0	0	0	(1,023,183)
Warrants issuable for debt guarantee	161,000	0	0	0	161,000	0	0
Reclassification of mezzanine equity to permanent equity	7,077,778	$ 7,077,778	$ 0	$ 0	0	0	0
Reclassification of mezzanine equity to permanent equity (in shares)		1,111,111	0	0
Reclassification of derivative liability to equity	1,177,778	$ 0	$ 0	$ 0	1,177,778	0	0
Balance at Mar. 31, 2017	270,368	$ 7,077,778	$ 3,884,745	$ 6,033	$ 26,331,948	$ (37,654,381)	$ 624,245
Balance (in shares) at Mar. 31, 2017		1,111,111	555,555	6,033,518
Net income (loss)	(3,833,054)
Balance at Jun. 30, 2017	$ (3,339,120)